UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  February 9, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          39
Form 13F Information Table Value Total:          $283415
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     2399  1090273 SH       Sole                  1023646             66627
Alere Inc Com                  COM              01449J105    13464   583122 SH       Sole                   536705             46417
Alleghany Corp Del Com         COM              017175100     8112    28435 SH       Sole                    25942              2493
CGI Group Inc                  COM              39945C109     3662   194259 SH       Sole                   134421             59838
Charming Shoppes Inc           COM              161133103    17093  3488378 SH       Sole                  3270779            217599
Ciber Inc Com                  COM              17163B102     8921  2311018 SH       Sole                  2156749            154269
Devon Energy Corp              COM              25179M103     1312    21163 SH       Sole                     8045             13118
Endeavour Intl Corp            COM              29259G200    22146  2548438 SH       Sole                  2392009            156429
Fidelity Natl Finl             COM              31620R105    14620   917751 SH       Sole                   857429             60322
Genon Energy Inc.              COM              37244E107      866   331881 SH       Sole                   126158            205723
Howard Hughes Corp Com         COM              44267D107    10845   245536 SH       Sole                   225429             20107
ITT Corp New Com               COM              450911201      477    24691 SH       Sole                     9489             15202
Interpublic Group Cos          COM              460690100     7623   783402 SH       Sole                   688886             94516
Kar Auction Services           COM              48238t109     1501   111162 SH       Sole                   111162
Kinder Morgan Mgt LLC          COM              49455U100    12430   158304 SH       Sole                   141558             16746
Leapfrog Enterprises Cl A      COM              52186N106     2001   358042 SH       Sole                   358042
Lifepoint Hosps Inc            COM              53219L109    10872   292652 SH       Sole                   269752             22900
Medical Action Ind Inc Com     COM              58449L100     1017   194407 SH       Sole                   194407
O CHARLEYS INC COM             COM              670823103     1186   216043 SH       Sole                   216043
Office Depot Inc               COM              676220106     6253  2908252 SH       Sole                  2852094             56158
Owens Illinois Inc Com New     COM              690768403    13362   689476 SH       Sole                   628378             61098
Packaging Corp Amer Com        COM              695156109    10181   403372 SH       Sole                   365381             37991
Pfizer Inc                     COM              717081103    15152   700172 SH       Sole                   649776             50396
Sapient Corporation            COM              803062108     1730   137290 SH       Sole                   137290
Silgan Holdings Inc            COM              827048109    11998   310497 SH       Sole                   285356             25141
Stanley Black & Decker         COM              854502101    13733   203150 SH       Sole                   184535             18615
Staples Inc                    COM              855030102    12656   911172 SH       Sole                   833393             77779
SunCoke Energy                 COM              86722A103     6476   578217 SH       Sole                   568435              9782
Sunoco Inc                     COM              86764P109     1462    35644 SH       Sole                    13373             22271
Talbots Inc                    COM              874161102     8256  3103728 SH       Sole                  3058696             45032
Terex Corp                     COM              880779103     7952   588569 SH       Sole                   540036             48533
TransAtlantic Holdings Com     COM              893521104     3869    70690 SH       Sole                    65009              5681
Tupperware Brands Corp         COM              899896104    11932   213181 SH       Sole                   195505             17676
Unitedhealth Group Inc         COM              91324P102     1388    27379 SH       Sole                    10877             16502
Unum Group                     COM              91529Y106     1435    68114 SH       Sole                    26121             41993
Western Union                  COM              959802109    12609   690505 SH       Sole                   620004             70501
XO Group, Inc.                 COM              983772104     1160   139116 SH       Sole                   139116
Xylem Inc                      COM              98419M100     1266    49295 SH       Sole                    18928             30367
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933